CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Share premium	Accumulated losses	Other reserves Equity-settled share-based payment reserve	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2014	€ 1,571	€ 81,940	€ (35,806)	€ 2,377	€ 50,082	€ 50,082
Total comprehensive loss of the period			(15,312)		(15,312)	(15,312)
Issue of share capital	9	229			238	238
Share-based payment				2,270	2,270	2,270
Equity at end of period at Dec. 31, 2015	1,580	82,169	(51,118)	4,647	37,278	37,278
Total comprehensive loss of the period			(21,374)		(21,374)	(21,374)
Issue of share capital	432	46,038			46,470	46,470
Transaction costs for equity issue		(1,849)			(1,849)	(1,849)
Share-based payment				2,849	2,849	2,849
Equity at end of period at Dec. 31, 2016	2,012	126,358	(72,492)	7,496	63,374	63,374
Total comprehensive loss of the period			(28,076)		(28,076)	(28,076)
Issue of share capital	1,205	327,175			328,380	328,380
Transaction costs for equity issue		(23,015)			(23,015)	(23,015)
Share-based payment				4,268	4,268	4,268
Equity at end of period at Dec. 31, 2017	€ 3,217	€ 430,518	€ (100,568)	€ 11,764	€ 344,931	€ 344,931